PROPERTY, PLANT, AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
PROPERTY, PLANT, AND EQUIPMENT
PROPERTY, PLANT, AND EQUIPMENT
5.	PROPERTY, PLANT, AND EQUIPMENT

				Heavy	Computers
			Camp and Site	Machinery	and Office
	Land	Mill	Infrastructure	and Equipment	Equipment	TOTAL
	$	$	$	$	$	$
Cost
Balance at December 31, 2023	4,180,000	1,841,372	157,585	547,619	46,250	6,772,826
Additions	—	194,505	—	258,483	—	452,988
Balance at December 31, 2024	4,180,000	2,035,877	157,585	806,102	46,250	7,225,814
Additions	—	—	142,013	174,986	4,508	321,507
Balance at December 31, 2025	4,180,000	2,035,877	299,598	981,088	50,758	7,547,321

Accumulated Depreciation
Balance at December 31, 2023	—	707,953	108,281	425,880	41,931	1,284,045
Depreciation for the year	—	104,454	26,739	72,478	3,686	207,357
Balance at December 31, 2024	—	812,407	135,020	498,358	45,617	1,491,402
Depreciation for the year	—	101,794	48,617	146,933	3,484	300,828
Balance at December 31, 2025	—	914,201	183,637	645,291	49,101	1,792,230

Carrying Amounts
At December 31, 2024	4,180,000	1,223,470	22,565	307,744	633	5,734,412
At December 31, 2025	4,180,000	1,121,676	115,961	335,797	1,657	5,755,091